Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Software	$621,428	$521,833
Less: accumulated amortization	(517,660)	(483,650)
Intangible asset, net	$103,768	$38,183